INTEREST INCOME AND EXPENSE (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about hedged items [line items]
Total		$ 1,646,329	$ 1,509,203		$ 501,982
Investments Under Agreements To Resell [Member]
Disclosure of detailed information about hedged items [line items]
Total		6,645	25,550		916
Loans And Receivables To Banks [Member]
Disclosure of detailed information about hedged items [line items]
Total		5,460	8,180		1,459
Commercial Loans [Member]
Disclosure of detailed information about hedged items [line items]
Total		941,145	873,085		266,562
Mortgage Loans [Member]
Disclosure of detailed information about hedged items [line items]
Total		247,243	234,756		118,621
Consumer Loans [Member]
Disclosure of detailed information about hedged items [line items]
Total		360,332	283,036		98,879
Financial Investmens [Member]
Disclosure of detailed information about hedged items [line items]
Total		78,830	78,715		20,881
Other Interest Income [Member]
Disclosure of detailed information about hedged items [line items]
Total		10,201	8,893		6,045
Gain Loss From Accounting Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Total		(3,527)	(3,012)	[1]	(11,381)	[1]
Hedged Of Interest [Member]
Disclosure of detailed information about hedged items [line items]
Total		1,509,566	1,317,638		362,584
Hedged Of Interest [Member] | Investments Under Agreements To Resell [Member]
Disclosure of detailed information about hedged items [line items]
Total		6,643	25,550		916
Hedged Of Interest [Member] | Loans And Receivables To Banks [Member]
Disclosure of detailed information about hedged items [line items]
Total		5,460	8,180		1,459
Hedged Of Interest [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedged items [line items]
Total		872,416	772,704		198,585
Hedged Of Interest [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedged items [line items]
Total		188,094	155,101		60,188
Hedged Of Interest [Member] | Consumer Loans [Member]
Disclosure of detailed information about hedged items [line items]
Total		360,268	283,005		98,684
Hedged Of Interest [Member] | Financial Investmens [Member]
Disclosure of detailed information about hedged items [line items]
Total		70,556	67,683		9,576
Hedged Of Interest [Member] | Other Interest Income [Member]
Disclosure of detailed information about hedged items [line items]
Total		9,656	8,427		4,557
Hedged Of Interest [Member] | Gain Loss From Accounting Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Total		(3,527)	(3,012)	[1]	(11,381)	[1]
Hedged Of Inflation Adjustments [Member]
Disclosure of detailed information about hedged items [line items]
Total	[2]	136,763	191,565		139,398
Hedged Of Inflation Adjustments [Member] | Investments Under Agreements To Resell [Member]
Disclosure of detailed information about hedged items [line items]
Total	[2]	2
Hedged Of Inflation Adjustments [Member] | Loans And Receivables To Banks [Member]
Disclosure of detailed information about hedged items [line items]
Total	[2]
Hedged Of Inflation Adjustments [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedged items [line items]
Total	[2]	68,729	100,381		67,977
Hedged Of Inflation Adjustments [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedged items [line items]
Total	[2]	59,149	79,655		58,433
Hedged Of Inflation Adjustments [Member] | Consumer Loans [Member]
Disclosure of detailed information about hedged items [line items]
Total	[2]	64	31		195
Hedged Of Inflation Adjustments [Member] | Financial Investmens [Member]
Disclosure of detailed information about hedged items [line items]
Total	[2]	8,274	11,032		11,305
Hedged Of Inflation Adjustments [Member] | Other Interest Income [Member]
Disclosure of detailed information about hedged items [line items]
Total	[2]	545	466		1,488
Hedged Of Inflation Adjustments [Member] | Gain Loss From Accounting Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Total	[2]			[1]		[1]

[1]	The mark to market adjustments are presented in this line for hedging derivatives used in hedging of assets except in the case of foreign currency hedges and cash flow hedges (cross-currency), their all-in mark to market adjustment is included in the foreign exchange gain (losses) (See Note 26 Net foreign exchange income (losses)).
[2]	The inflation indexing is the result of changes in the Unidades de Fomento ("UF"). The UF is an inflation-index Chilean monetary unit with a value in Chilean pesos that changes daily to reflect changes in the Official Consumer Price Index ("CPI") of the Instituto Nacional de Estadisticas (the Chilean National Institute of Statistics) for the previous month. The effect of any changes in the nominal peso value of our UF-denominated interest earning assets and interest bearing liabilities is reflected in our results of operations as an increase (or decrease, in the event of deflation) in interest income and expense respectively.